Wells, Pipelines, Properties, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net
NOTE 13. WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET

	Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment
Balances as of January 1, 2019	Ps.811,270,391	20,080,965	421,235,950	1,379,323,723	64,845,163	326,482,265	52,020,042	15,159,952	129,352,513	44,351,625	—	32,659	3,264,155,248

Transfers to rights of use	—	(7,005,141)	—	—	—	—	—	—	—	—	—	—	(7,005,141)
Acquisitions	8,337,019	252,382	1,251,488	29,072,723	316,499	5,436,425	184,863	1,735,581	82,520,111	182,563	—	—	129,289,654
Reclassifications	(1,381,310)	—	428,738	—	(51,885)	(614,430)	(234,643)	47,110	(106,429)	(16,161)	35,403	—	(1,893,607)
Unsuccessful wells	—	—	—	(69,231,587)	—	—	—	—	(7,922,365)	—	—	—	(77,153,952)
Capitalization	6,830,064	—	6,538,540	35,251,706	143,312	13,013,199	2,566	955,134	(62,722,409)	(12,112)	—	—	—
(Impairment)	(21,207,717)	—	(53,718,547)	(101,683,066)	(500,745)	(43,001,652)	—	(2,076,680)	(2,249,951)	—	—	—	(224,438,358)
Reversal of impairment	48,389,246	—	85,500,267	31,086,852	1,023	25,167,135	—	646,603	2,364,078	—	—	—	193,155,204
Disposals	(3,396,366)	(235,382)	(301,359)	(151,405)	(1,435,140)	—	(1,565,266)	(112,482)	(1,310,108)	(356,379)	(35,403)	(32,659)	(8,931,949)

Balances as of December 31, 2019	Ps.848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	—	3,267,177,099

Acquisitions	13,934,129	246,351	1,911,502	15,602,539	1,118,794	3,696,726	294,329	552,865	131,963,334	543,472	—	—	169,864,041
Reclassifications	(1,446,201)	—	228,056	—	361,131	—	410,240	7,586	(1,234,963)	115,107	24,601	—	(1,534,443)
Capitalization	9,906,725	—	19,022,425	42,183,243	616,006	15,695,486	8,835	1,532	(87,150,784)	(283,468)	—	—	—
(Impairment)	(66,031,126)	—	(9,392,862)	(48,028,474)	(65,964)	(16,210,995)	—	—	(20,210,911)	—	—	—	(159,940,332)
Reversal of impairment	9,797,281	153,456	11,943,047	73,801,995	1,563,299	25,872,979	8,159	426,560	19,856	—	—	—	123,586,632
Disposals	(3,297,113)	—	(2,855,580)	—	(6,599,754)	(1,184,109)	(2,300,115)	(514,229)	(1,441,548)	(298,828)	(24,601)	—	(18,515,877)
Balances as of December 31, 2020	Ps.811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	—	3,380,637,120

Accumulated depreciation and amortization
Balances as of January 1, 2019	(436,603,123)	(5,998,481)	(173,264,040)	(973,467,746)	(42,924,256)	(179,831,090)	(42,161,378)	(7,419,050)	—	—	—	—	(1,861,669,164)

Transfers to rights of use	—	943,639	—	—	—	—	—	—	—	—	—	—	943,639
Depreciation and amortization	(49,473,592)	(591,168)	(16,380,653)	(51,574,532)	(2,131,913)	(13,820,275)	(2,556,539)	(658,338)	—	—	—	—	(137,187,010)
Reclassifications	1,303,186	—	41,225	—	205,661	116,278	220,301	6,956	—	—	—	—	1,893,607
Disposals	3,308,366	128,561	184,172	817	1,226,345	—	1,449,659	92,471	—	—	—	—	6,390,391

Balances as of December 31, 2019	Ps.(481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	—	(1,989,628,537)

Depreciation and amortization	(42,071,837)	(384,993)	(14,042,861)	(56,325,342)	(1,989,834)	(11,671,929)	(2,249,987)	(895,037)	—	—	—	—	(129,631,820)
Reclassifications	1,782,525	—	(90,590)	—	(103,562)	—	(203,053)	149,123	—	—	—	—	1,534,443
Disposals	1,172,277	—	2,576,418	—	5,824,019	968,552	2,164,127	512,922	—	—	—	—	13,218,315

Balances as of December 31, 2020	Ps.(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	—	(2,104,507,599)

Wells, pipelines, proper0ties, plant and equipment—net as of December 31,2019	Ps.367,376,164	7,575,375	271,515,781	278,627,485	19,694,064	132,947,855	7,359,605	8,377,257	139,925,440	44,149,536	—	—	1,277,548,562

Wells, pipelines, properties, plant and equipment—net as of December 31,2020	Ps.291,122,824	7,590,189	280,815,336	305,861,446	20,418,199	150,114,565	5,492,140	8,618,579	161,870,424	44,225,819	—	—	1,276,129,521

Depreciation rates	3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—	—
Estimated useful lives	20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—	—

(1)	Mainly wells, pipelines and plants.

During 2020, PEMEX detected errors in certain costs and expenses used for the determination of the value in use of certain cash-generating units in the exploration and production segment as of December 31, 2019. This resulted in a different value in use in some cash-generating units and thus, an increase in the value of wells, pipelines, plants and platforms
1
as of December 31, 2019 in the amount of Ps. 65,799,060 and a favorable impact in the results of operation of PEMEX for 2019, for the same amount (see Note
4-B).

A.
As of December 31, 2020, 2019 and 2018, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,893,248, Ps. 2,959,025 and Ps. 2,198,191, respectively. Financing cost rates during 2020, 2019 and 2018 were 5.75% to 7.08%, 5.27% to 6.84% and 4.94% to 6.07%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2020, 2019 and 2018, recognized in operating costs and expenses, was Ps. 129,631,820, Ps. 137,187,010 and Ps. 153,382,040, respectively. These figures include Ps. 101,339,417, Ps. 103,173,593 and Ps. 124,790,099 for oil and gas production assets and costs related to the plugging and abandonment of wells in the amounts of Ps. 2,731,317, Ps. 4,700,151 and Ps. 983,438, for the years ended December 31, 2020, 2019 and 2018, respectively.

C.
As of December 31, 2020 and 2019, provisions relating to future plugging of wells costs amounted to Ps. 77,125,513 and Ps. 80,849,900, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).

D.
As of December 31, 2020, 2019 and 2018, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 6,229,356, Ps. 5,986,055 and Ps. 6,726,769 respectively (see Note 14) and Ps. 1,072,537 from available-for-sale
non-financial
assets as of December 31, 2019.

E.
As of December 31, 2020, 2019 and 2018, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 490,203, Ps. (1,776,684) and Ps. (238,422), respectively, which was mainly plant.

F.	At the end of December 2020, PEMEX had impairment impacts mainly due to the long reduction in crude oil prices and the decrease in demand for products, resulting from the Covid-19 pandemic.
As of December 31, 2020, 2019 and 2018, PEMEX recognized a net impairment of Ps. (36,353,700), Ps. (31,283,154) and a net reversal of impairment of Ps. 21,418,997, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2020			2019			2018
	(Impairment)	Reversal of impairment	(Impairment) / Reversal of impairment, net	(Impairment)	Reversal of impairment	(Impairment) / Reversal of impairment, net	(Impairment)	Reversal of impairment	Reversal of impairment / (Impairment) , net
Pemex Industrial Transformation	(71,761,571)	—	(71,761,571)	(1,275,480)	43,519,422	42,243,942	(13,788,470)	14,448,080	659,610
Pemex Exploration and Production (1)	(31,882,681)	66,914,222	35,031,541	(133,523,711)	29,487,824	(104,035,887)	(63,252,635)	128,266,251	65,013,616
Pemex Logistics	—	426,560	426,560	—	34,119,240	34,119,240	(40,288,338)	—	(40,288,338)
Pemex Fertilizers	(92,444)	—	(92,444)	(2,298,775)	—	(2,298,775)	(2,246,264)	—	(2,246,264)
PMI Azufre Industrial	—	42,214	42,214	(796,263)	—	(796,263)	—	—	—
PMI NASA	—	—	—	(1,162,014)	646,603	(515,411)	(1,719,627)	—	(1,719,627)

Total	(103,736,696)	67,382,996	(36,353,700)	(139,056,243)	107,773,089	(31,283,154)	(121,295,334)	142,714,331	21,418,997

(1)	See Note 4 for the correction of error in the impairment of Pemex- Exploration and Production CGUs for 65,799,060.

Cash-Generating Units of Pemex Industrial Transformation
As of December 31, 2020, 2019 and 2018, Pemex Industrial Transformation recognized a net impairment, a net reversal of impairment and a net reversal of impairment of Ps. (71,761,571), Ps. 42,243,942 and Ps. 659,610, respectively.
The net reversal of impairment was in the following CGUs:

	2020		2019	2018
Minatitlán Refinery	Ps.	(37,432,703)	—	—
Madero Refinery		(18,412,687)	—	(733,307)
Salamanca Refinery		(5,386,525)	—	—
Tula Refinery		(2,820,750)	—	(5,099,635)
Cadereita Refinery		(2,083,755)		—
Morelos Petrochemical Complex		(2,048,039)	—	—
New Pemex Gas Processor Complex		(1,080,831)	—	—
Cangrejera Petrochemical Complex		(1,484,489)	—	—
Ciudad Pemex Gas Processing Complex		(709,127)	—	—
Morelos Ethylene Processor Complex		(302,665)	—	—
Pajaritos Petrochemical Complex		—	(1,275,480)	—
Salina Cruz Refinery		—	—	(7,955,528)

Impairment		(71,761,571)	(1,275,480)	(13,788,470)

Salina Cruz Refinery	Ps.	—	13,535,526	—
Minatitlán Refinery		—	9,391,433	14,448,080
Madero Refinery		—	7,721,233	—
Morelos Petrochemical Complex		—	7,547,233	—
Cangrejera Petrochemical Complex		—	3,143,924	—
Tula Refinery		—	2,180,073	—

Reversal of impairment		—	43,519,422	14,448,080

Net (impairment) reversal of impairment	Ps.	(71,761,571)	42,243,942	659,610

As of December 31, 2020, the impairment of Ps. (71,761,571) was mainly due to (i) lower production levels, mainly at the Madero, Minatitlan and Tula Refineries due to a lower crude oil processing rate than previously projected; (ii) decrease in the price of products; (iii) a decrease in the discount rate of CGUs of refined products and gas by 0.64% and 0.46% respectively, and increase in petrochemicals by 1.15% and ethylene by 0.26%; and (iv) the depreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 18.8452 = U.S. $1.00 as of December 31, 2019 to Ps. 19.9487 = U.S. $1.00 as of December 31, 2020, which are used as cash flows when U.S. dollars are taken as reference.
In 2019, the net reversal of impairment was mainly due to (i) important maintenance plans to recover assets use levels; (ii) a greater supply of light crude oil by Pemex Exploration and Production improving the quality of refined products such as gasoline, turbosines and decreasing residual products such as fuel oil; (iii) an increase in the discount rate of CGUs of refined products, gas, petrochemicals and a decrease in ethylene by 0.03%, 0.09%, 0.06%, and 0.5% respectively, due to the effect of weighting of elements with which the references are determined; and (iv) the appreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.6829 = U.S. $1.00 as of December 31, 2018 to Ps. 18.8452 = U.S. $1.00 as of December 31, 2019, which are used as cash flows when U.S. dollars are taken as reference.
In 2018, the net reversal of impairment was mainly due to (i) an increase in processing of refined products due to higher imports of crude oil and humid gas resulting in an increase in income related to transportation fees; (ii) the appreciation of the U.S. dollar against the peso, from a peso/U.S. dollar exchange rate of Ps.19.7867 = U.S. $1.00 as of December 31, 2017 to Ps. 19.6829 = U.S. $1.00 as of December 31, 2018; (iii) a decrease in the discount rate of CGUs of refined products and gas and petrochemicals by 0.1% and 8.1%, respectively; and (iv) an increase in maintenance of the refineries and a decrease in gas production.
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2019
	Refining			Gas			Petrochemicals			Ethylene**
Average crude oil Price	48.89 usd	54.13 usd	53.98 usd	N.A.			N.A.			N.A.
Processed volume	920 mbd	723 mbd	680 mbd	2,134 mmpcd of humid gas	2,056 mmpcd of humid gas	2,717mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S. dollar	$19.9487	$18.8452	$19.6829	$19.9487	$18.8452	$19.68	19.9487	$18.8452	$19.6829	$18.8452
Useful lives of the cash-generating units (year average)	12	12	14	7	7	8	7	7	7	6
Discount rate	10.83%	11.47%	11.52%	9.76%	10.22%	10.22%	9.76%	8.61%	8. 92%	8.03%
Period*	2020-2032	2020-2032	2019-2034	2020-2027	2020-2027	2019-2027	2020-2027	2020-2027	2019-2026	2020-2026

*	The first 5 years are projected and stabilize at year 6.
**	This entity was merged into Pemex Industrial Transformation on July 1, 2019.
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.

The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2020, 2019 and 2018, the value in use for the impairment of fixed assets was as follows:

	2020		2019	2018
Salamanca Refinery	Ps.	44,777,784	—	—
Cadereyta Refinery		40,793,541	—	—
Salina Cruz Refinery		30,422,588	—	9,428,152
Minatitlán Refinery		18,819,247	61,673,158	54,846,565
Cangrejera Ethylene Processor Complex		11,493,567
Tula Refinery		34,829,922	40,450,717	39,429,897
Madero Refinery		6,799,072	27,840,687	21,083,328
Morelos Complex (Ethylene)		9,396,765	13,731,548	—
Pajaritos Complex (Ethylene)		—	1,275,480	—

Total value in use	Ps.	197,332,486	144,971,590	124,787,942

Cash-Generating Unit of Pemex Exploration and Production
As of December 31, 2020, 2019 and 2018, Pemex Exploration and Production recognized a net reversal of impairment, and net impairment and a net reversal of impairment of Ps. 35,031,541, Ps. (104,035,887), and Ps. 65,013,616, respectively. See Note 4 for correction of non-material error in 2019 figures.
The net reversal of impairment was in the following CGUs:

	2020		2019	2018
Aceite Terciario del Golfo	Ps.	29,954,188	—	29,592,864
Cantarell		23,218,889	—	98,673,388
Burgos		9,084,982	7,929,552	—
Tsimin Xux		3,920,244	—	627,426
Cuenca de Macuspana		735,919	—	—
Crudo Ligero Marino		—	949,645	—
Yaxche		—	20,608,627	—
Antonio J. Bermúdez		—	—	6,811,344
Tamaulipas Constituciones		—	—	140,125

Reversal of impairment		66,914,222	29,487,824	135,845,147

Chuc		(11,321,001)	(25,431,950)	(6,608,047)
Antonio J. Bermúdez		(9,705,730)	(3,562,021)	—
Ayín Alux		(3,269,173)	(2,220,696)	—
Tamaulipas Constituciones		(2,819,337)	—	—
Crudo Ligero Marino		(2,213,428)	—	(31,004,065)
Lakach		(1,269,083)	(56,119)	(841,718)
Arenque		(803,256)	—	—
Ixtal – Manik		(481,673)	(5,047,793)	—
Aceite Terciario del Golfo		—	(46,284,407)	—
Cantarell		—	(48,664,886)	—
Tsimin Xux		—	(1,062,635)	—
Cuenca de Macuspana		—	(166,013)	(1,343,836)
Poza Rica		—	(1,027,191)	—
Yaxche		—	—	(20,491,627)
Burgos		—	—	(10,542,238)

(Impairment)		(31,882,681)	(133,523,711)	(70,831,531)

Reversal of impairment (Impairment), net	Ps.	35,031,541	(104,035,887)	65,013,616

As of December 31, 2020, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 35,031,541 mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 50,763,557 mainly in the Cantarell and Aceite Terciario del Golfo (ATG) CGUs (ii) an increase in the volume of barrels of crude oil equivalent, generating an effect of Ps. 33,784,306 mainly in the ATG, Burgos and Crudo Ligero Marino CGUs. Additionally, there were increases in proven reserves in new fields, including Ixachi, Xikin, Jaatsul, Cheek, Uchbal, Tetl, Teekit, Suuk, Pokche and Mulach; (iii) the positive effect due to an exchange rate of Ps. 21,067,337, mainly in Cantarell, ATG and Burgos CGUs, from Ps. 18.8452 = U.S. $1.00 as of December 31, 2019 to Ps. 19.9487 = U.S. $1.00 as of December 31, 2020; (iv) an increase in taxes of Ps. 3,844,410 was recognized due to a lower income in the production and price profiles as compared to December 31, 2019, impacting Antonio J. Bermúdez, Chuc and Tsimin Xux CGUs, among others. These effects were partially offset by an increase in the discount rate of Ps. 74,428,069, or in percentage terms, from 6.18% in 2019 to 6.23% in 2020, which motivated the CGUs with higher revenues, sales volume, price and exchange rates to recognize this effect.

As of December 31, 2019, Pemex Exploration and Production recognized a net impairment of Ps. (104,035,887) mainly due to: (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. (225,019,093), mainly in the Aceite Terciario del Golfo (“ATG”), Cantarell Chuc and Crudo Ligero Marino CGU. There were increases in the volume production profiles of new fields located in the CGU Yaxche (Xikin, Tetl, Teekit, Suuk, Pokche and Mulach fields) and Cuenca the Veracruz CGU (Ixachi field); however, these effects were only offset by those CGUs that presented a decrease in their production profiles; (ii) a decrease in crude oil and gas prices, generating a negative effect of Ps. (58,110,000) mainly in Cantarell, ATG, Chuc and Tsimin Xux ; (iii) a decrease in exchange rate from Ps. 19.6829 = U.S. $1.00 as of December 31, 2018 to Ps. 18.8452 = U.S. $1.00 of December 31, 2019 resulting in a negative effect of Ps. (15,307,000) mainly in Cantarell, Yaxché, Chuc and Tsimin Xux CGUs; (iv) derived from the application of the Energy Reform in 2013, which defined that the exploratory wells of Round 1.3 will not contribute resources to Pemex Exploration and Production, and for that reason, an impairment of Ps. (9,477,854) was recognized. These effects were offset by (i) an increase in discount rate of Ps. 120,821,000 due to the updating of comparable companies taken as reference to the determination of the discount rate with the same risk profile, mainly in the ATG, Cantarell and Chuc; (ii) a net benefit from lower income in production profile of Ps. 17,258,000, mainly in ATG, Cantarell and Chuc as a result of lower income in their production profiles; and (iii) during 2020 Pemex Exploration and Production carried out an analysis of the distribution of costs used for the determination of the value in use of some of the CGUs, resulting in changes associated with the distribution of costs of internal services, as well as an improvement in the determination of cost-sharing factors, resulting in Ps. 65,799,060 of reversal of impairment.
As of December 31, 2018, Pemex Exploration and Production recognized a net reversal of impairment in the amount of Ps. 65,013,616 mainly due to (i) an advance of production in Cantarell for rethinking physical goals for the period from 2024 to 2029 with a recovery of Ps. 98,673,388. This computation was projected using a discount rate of 7.03% and a tax rate of 30% (observable market) on the operating profit with an economic horizon of 25 years, compared to a discount rate of 14.40% that includes the cost of financing and the pyramiding of taxes and observable rights in similar companies, including the Profit-sharing Duty; (ii) application in the fourth quarter of the relevant discount rate and tax rate (observable market), a net benefit was generated in most of the projects with respect to the previous year, mainly in the Aceite Terciario del Golfo project in the amount of Ps. 29,592,863. The foregoing was partially offset by an impairment of Ps. (63,252,635), mainly in (i) the Aguas Someras 2 projects in the amount of Ps. (58,318,030), (ii) the Crudo Ligero Marino projects, mainly due to higher water and salt content in the hydrocarbons reserves, (iii) the Yaxche Project, due to operating impacts in the fields directly related to production, and (iv) the Tsimin Xux and Chuc projects, mainly due to the natural decline of proved hydrocarbon reserves.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2020	2019	2018
Average crude oil price	52.96 USD/bl	48.69 USD/bl	58.02 USD/bl
Average gas price	5.21 USD/mpc	5.07 USD/mpc	4.89 USD/mpc
Average condensates price	61.09 USD/bl	57.67 USD/bl	43.21 USD/bl
Discount rate	6.23% annual	6.18% annual	7.03% annual
For 2020, 2019 and 2018 the total forecast production, calculated with a horizon of 25 years was 6,731 million, 7,123 million and 6,192 million barrels per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of December 31, 2020, 2019 and 2018, values in use for CGU with impairment or reversal of impairment are:

	2020		2019	2018
Cantarell	Ps.	125,953,979	101,446,620	157,526,000
Chuc		63,880,611	72,301,156	97,970,000
Aceite Terciario del Golfo		39,947,448	12,667,016	80,713,000
Tsimin Xux		25,910,556	28,116,300	38,152,000
Crudo Ligero Marino		24,233,795	18,935,146	23,540,000
Antonio J. Bermúdez		24,027,588	39,195,252	—
Burgos		17,487,412	10,731,645	2,124,000
Ixtal – Manik		12,647,284	19,024,166	—
Ayín Alux		6,213,753	2,705,441	—
Tamaulipas Constituciones		5,416,487	—	—
Arenque		4,908,009	—	—
Cuenca de Macuspana		1,096,972	432,365	680,000
Lakach		(169,119)	(2,426,036)	(1,658,000)
Yaxche		—	93,677,507	516,000
Poza Rica		—	15,029,941	—

Total	Ps.	351,554,775	411,836,519	399,563,000

Cash-Generating Units of Pemex Logistics
As of December 31, 2020, 2019 and 2018, Pemex Logistics recognized a reversal of impairment and impairment for Ps. 426,560, Ps. 34,119,240 and Ps. (40,288,338), respectively.
The net reversal of impairment and impairment were in the following CGUs:

	2020		2019	2018
Vessel	Ps.	303,516	—	—
Land transport (white pipelines)		123,044	—	—
Pipelines		—	34,119,240	—

Reversal of impairment		426,560	34,119,240	—

Pipelines		—	—	(40,288,338)

(Impairment)		—	—	(40,288,388)

Reversal (impairment) net	Ps.	426,560	34,119,240	(40,288,388)

	As of December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	Pipelines			Landing transport			Vessel
Discount rate	11.97%	11.94%	13.55%	11.97%	11.94%	13.55%	11.97%	11.94%	13.55%
Useful life	22	23	26	5	5	6	19	19	21
As of December 31, 2020, Pemex Logistics recognized a reversal of impairment in land transport and vessel CGUs for Ps. 426,560, mainly due to an increase in projected cash inflows.
The recoverable amount of assets is based on each asset’s value in use. As of December 31, 2019, Pemex Logistics recognized a reversal of impairment in the CGU of pipelines for Ps. 34,119,240 mainly due to (i) a decrease in the projected cost of losses from fuels subtraction from Ps. 39,388,055 as of December 31, 2018 to Ps. 4,644,846 as of December 31, 2019, which led to an improvement in future cash flows. Furthermore, the CRE established a mechanism that allowed Pemex Logistics to recover, through the pipeline transportation fee, a significant amount of the losses derived from fuel subtraction. Finally, a decrease in the discount rate from 13.55% at the end of 2018 to 11.94% at the end of 2019 due to the differences in curves used in reference rates between Mexican pesos and U.S. dollars.
As of December 31, 2018, Pemex Logistics recognized an impairment in the CGU of pipelines for Ps. (40,288,338), mainly due to a decrease in projected cash inflows of 46%, from an annual average of Ps. 47,219,903 at the end of 2017 to Ps. 25,271,404 at the end of 2018, in addition to an increase in the cost of losses from fuels subtraction of 40%. This increase was partially offset by a decrease in direct operating costs of 58%, from annual average costs at the end of 2017 of Ps. 16,485,969 to Ps. 6,880,967 at the end of December 2018, as well as a decrease in the discount rate, from 15.41% at the end of 2017 to 13.55% at the end of 2018.
CGU in Pemex Logistics are pipelines and transport equipment.
The recoverable amounts of the assets as of December 31, 2019 and 2018, corresponding to the discounted cash flows at the rate of 11.97%, 11.94% and 13.55%, respectively, as follows:

	2020		2019		2018

TAD, TDGL, TOMS (Storage terminals)	Ps.	95,169,597	Ps.	147,249,859	Ps.	92,772,003
Pipelines		88,740,662		105,319,693		—
Primary logistics		108,036,325		73,821,371		111,941,265
Land Transport (white pipes)		—		—		445,377

Total	Ps.	291,946,584	Ps.	326,390,923	Ps.	205,158,645

Cash-Generating Units of Pemex Fertilizers
CGU is a plant used in the ammonia process.
The recoverable amount of assets is based on each asset’s value in use. To determine cash flows, volumes to be produced and sales to be carried out were taken into consideration.
Discount rate

The discount rates used as of December 31, 2020, 2019 and 2018 were 9.51%, 10.15% and 8.92%, respectively, due to the updating of comparable companies taken as reference to the determination of the discount rate.
As of December 31, 2020, 2019 and 2018, Pemex Fertilizers recognized an impairment of Ps. (92,444), Ps. (2,298,775) and Ps. (2,246,264), respectively in CGUs mentioned above. The impairment was mainly caused from (i) the decrease in projected production due to the lack of raw material, (ii) increase in raw material prices, and (iii) decrease in ammonia prices.

	As of December 31,
	2020	2019	2018
	Plant
Exchange rate	19.9487	18.8452	19.6829
Discount rate	9.51%	10.15%	8.92%
Useful life	22	23	26

Cash-Generating Unit of Pemex Azufre Industrial (PMI AZIND)
PMI AZIND, a 99% subsidiary of MGAS, has, as a principal asset, a sulfur solidifying plant, located in the maritime sulfur storage terminal in the integral port administration of Coatzacoalcos, Veracruz; this plant is considered the CGU of this company.
As of December 31, 2020, PMI AZIND recognized a net reversal of impairment of Ps. 42,214, due to an appraisal on the sulfur solidifying plant which resulted in an increase of its value.
As of December 31, 2019, PMI AZIND recognized an impairment of Ps. (796,263), due to an appraisal on the sulfur solidifying plant which resulted in a decrease of its value.
The recoverable amount is the fair value less costs of disposition. As of December 31, 2020 and 2019, the recoverable amounts were Ps. 528,577 and Ps. 513,882, respectively. The estimated useful life was 9 years in 2020 and 10 years in 2019.
Cash-Generating Units of PMI NASA
As of December 31, 2020, PMI NASA did not recognize any impairment change.
Cash-Generating Unit are flotating hotels (“Flotels”) “Reforma Pemex” and “Cerro de la Pez” which provide food and hospitality services.
As of December 31, 2019, PMI NASA recognized an impairment of Ps. (515,411), due to (i) an impairment in the Flotel Reforma Pemex of Ps. (1,146,278) as a result of rate adjustments; and (ii) a reversal of impairment of Ps. 630,866 in the Cerro de la Pez Flotel, as a consequence of the recovery in the development of projects. The cash flow methodology was used to determine the value in use of the flotels, applying discount rates of 15.81% and 16.94% with an average useful life of 17 years. The recoverable amount of the flotels is the value in use which amounted Ps. 3,747,142.
As of December 31, 2018, PMI NASA recognized an impairment of Ps. (1,719,627), due to the disuse of the Cerro de la Pez Flotel, as a consequence of the reduction in the development of projects in recent months. This impairment was calculated by comparing the amount that would have been required to acquire a flotel with similar characteristics to the replacement cost of a similar flotel constructed by a specialized company. The replacement cost as of December 31, 2018 was Ps. 1,476,218.

G.	As of December 31, 2019, drilling equipment that was acquired through capital lease arrangements were classified as rights of use that amounted to Ps. 6,223,655 (see Note 17).

H.
PEMEX can conduct exploration and extraction activities through Exploration and Extraction Contracts (“EECs”). The EECs are awarded individually, through associations or joint ventures based on guidelines approved by the
Comisión Nacional de Hidrocarburos
(“National Hydrocarbons Commission” or “CNH”) and are classified into:

a.	Production-sharing contracts;
b.	Profit-sharing contracts;
c.	License agreements; and
d.	Service contracts.
Certain of the EECs are operated though joint arrangements, for which PEMEX recognizes in its financial statements both the rights to the assets and the obligations for the liabilities, as well as profits and losses relating to the arrangements.
EECs as of December 31, 2020 are:

a.	Production-sharing contracts:
The object of the production-sharing contracts is the execution of oil activities under shared production contracts among Mexico through the Mexican Government via the CNH and Pemex Exploration and Production (as contractor), for the contractual area and the sharing of costs, risks, and terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry receiving, in exchange, benefits in favor of the contractor.

I.	Production contracts without a partner

•	Hydrocarbons Exploration and Extraction Contract for Block 29, Cuenca del Sureste, in which Pemex Exploration and Production owns 100% of the project.

•	Hydrocarbon Extraction Contract for the Ek-Balam (shallow water) Block. Pemex Exploration and Production owns 100% of this contractual area.

II.	Production contracts in consortium

•
Exploration and Extraction Contract related to Block 2 Tampico Misantla, pursuant to a consortium formed by Pemex Exploration and Production and Deutsche Erdoel AG (“DEA”) and Compañía Española de Petróleos, S. A. U., (jointly liable). The object of the contract is the realization of oil activities, under shared production contracts, by the contractor for the contractual area and the sharing of costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry, receiving in exchange, benefits in favor of the contractor. Pemex Exploration and Production and DEA each have a 50% interest in this contractual area. Pemex Exploration and Production is the operator under this contract.

•
Exploration and Extraction Contract, related to Block 8 Cuencas del Sureste, pursuant to a consortium formed by Pemex Exploration and Production, EPC Hidrocarburos México, S. A. de C. V. (EPC). and Ecopetrol Global Energy, S. L. U. (jointly liable). Pemex Exploration and Production was designated by all the participating companies and with the approval of the CNH as the operator of this contract and all operational aspects of the petroleum activities will be carried out only by the operator on behalf of all participating companies. Pemex Exploration and Production and EPC each have a 50% interest in this contractual area.

•
Exploration and Extraction Contract, related to Block 16, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, DEUTSCHE Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•
Exploration and Extraction Contract, related to Block 17, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, Deutsche Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•
Exploration and Extraction Contract, related to Block 18, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production (as operator) and CEPSA E.P. México S. de R.L. de C.V. (as partner). Pemex Exploration and Production owns 80% of this contractual area, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•
Hydrocarbons Exploration and Extraction Contract for Block 32, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. (as partner). Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.

•
Hydrocarbons Exploration and Extraction Contract for Block 33, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.

•
Hydrocarbons Exploration and Extraction Contract for Block 35, Cuenca del Sureste, by Shell Exploración y Extracción de México, S.A. de C.V (as operator) and Pemex Exploration and Production. Shell Exploración y Extracción de México, S.A. de C.V. and Pemex Exploration each have a 50% interest in this contractual area.

•
Exploration and Extraction Contract, related to the Santuario El Golpe Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Petrofac México, S.A. de C.V. (PETROFAC), as operator. Pemex Exploration and Production owns 64% of this contractual area and PETROFAC owns 36%.

•
Exploration and Extraction Contract, related to the Misión Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Servicios Múltiples de Burgos, S.A. de C.V. (as operator). Pemex Exploration and Production owns 51% of this contractual area and Servicios Múltiples de Burgos, S.A. de C.V. owns 49%.

•
Exploration and Extraction Contract, related to Ébano Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner), DS Servicios Petroleros, S.A. de C.V. (as operator) and D&S Petroleum S.A. de C.V. (as partner). Pemex Exploration and Production owns 45% of this contractual area, Servicios Múltiples de Burgos owns 54.99%, while D&S Petroleum S.A. de C.V. owns 0.01%.

b.	License contracts
The nature of the contract relationship is the execution of oil activities, under the license contracting modality, under which the contractor is granted the right to explore and extract at its exclusive cost and risk hydrocarbons owned by the Mexican nation, who must comply with the obligations arising from the contract in the name and representation of each of the signatory companies in the contractual area in accordance with the applicable regulations, industry best practices and the terms and conditions of the contract. The contractor shall be entitled to payment for hydrocarbons produced, in accordance with the terms of the contracts, and after payments to the Mexican Government are made.

I.	License contracts without association

•	Hydrocarbons Exploration and Extraction Contract for Block 5, Plegado Perdido, in which Pemex Exploration and Production owns 100% of the project.

•	Hydrocarbons Exploration and Extraction Contract for Block 18, Cordilleras Mexicanas, in which Pemex Exploration and Production owns 100% of the project.

II.	License contracts in association

•
Hydrocarbons Exploration and Extraction Contract for Block 3 “Plegado Perdido”, in deep waters, formed by INPEX Corporation (“INPEX”) (as partner), Chevron Energía de Mexico, S. de R.L. de C.V. (“Chevron”) (as operator) and Pemex Exploration and Production, (as partner). Chevron, Pemex Exploration and Production and INPEX have a 37.50%, 27.50% and 35.00% interest in this project, respectively, and will be jointly liable for all obligations of the contractors according to this contract regardless of their participation interest.

•
Hydrocarbons Exploration and Extraction Contract for Block 2, Plegado Perdido, formed by Pemex Exploration and Production (as partner) and Shell Exploración y Extracción de México, S.A. de C.V. (as operator). Pemex Exploration and Production and Shell Exploración y Extracción de México, S.A. de C.V. each have a 50% interest in this project.

•
Hydrocarbons Exploration and Extraction Contract for Block 22, Cuenca Salina, formed by Pemex Exploration and Production, Inpex E&P México, S.A. de C.V., (as partners), and Chevron (as operator). Chevron, Pemex Exploration and Production and Inpex E&P México, S.A. de C.V., have a 37.5%, 27.5% and 35% interest in this project, respectively.

•
A licensing contract with BHP Billiton Petróleo Operaciones de México, S. de R.L. (“BHP Billiton”) for the Trión Block. BHP Billiton owns 60% of the contractual area, while Pemex Exploration and Production owns 40%, and each of the signatory companies are jointly liable for all obligations of the contractors.

•
Hydrocarbons Exploration and Extraction Contract for the Cárdenas Mora Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Petrolera Cárdenas Mora, S. A. P. I. de C. V. (as operator) and Cheiron Holding Limited (jointly liable). Pemex Exploration and Production and Petrolera Cárdenas Mora, S. A. P. I. de C. V. each have a 50% of interest in this project.

•
Hydrocarbons Exploration and Extraction Contract for the Ogarrio Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Deutche Erdoel México, S. de R.L. de C.V. (as operator) and DEA Deutche Erdoel, A.G. (“DEA”) (jointly liable). Pemex Exploration and Production and DEA each have a 50% interest in this project.

•
Hydrocarbons Exploration and Extraction Contract for the Miquetla Block, for onshore fields, formed by Pemex Exploration and Production (as partner) and Operadora de Campos DWF, S.A. de C.V. (as operator). Pemex Exploration and Production has a 49% interest in this project while Operadora de Campos DWF, S.A. de C.V. has a 51% interest.

See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the projects listed above:

			Production-sharing contracts
As of /For the year ended December 31, 2020	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano

Sales:
Net sales	11,838,057	—	—	—	—	—	—	—	—	—	1,559,644	942,514	374,118
Cost of sales	10,893,808	50,159	45,229	18,443	19,522	65,343	17,783	51,238	107,548	274,445	673,887	1,273,269	637,905

Gross income (loss)	944,249	(50,159)	(45,229)	(18,443)	(19,522)	(65,343)	(17,783)	(51,238)	(107,548)	(274,445)	885,757	(330,755)	(263,787)
Other income (loss), net	(128,602)	—	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses	62,964	—	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	752,683	(50,159)	(45,229)	(18,443)	(19,522)	(65,343)	(17,783)	(51,238)	(107,548)	(274,445)	885,757	(330,755)	(263,787)
Taxes, duties and other	—	—	—	—	—	—	—	—	—	—	—	—	—

Net income (loss)	752,683	(50,159)	(45,229)	(18,443)	(19,522)	(65,343)	(17,783)	(51,238)	(107,548)	(274,445)	885,757	(330,755)	(263,787)

Cash and cash equivalents	9	22,852	17,089	—	—	5,431	16	13,868	—	—	15,213	5	—
Accounts receivable	11,838,057	161,079	7,848	17,040	(907)	—	—	—	(31,348)	(21,559)	1,640,681	1,290,282	374,118

Total current assets	11,838,066	183,931	24,937	17,040	(907)	5,431	16	13,868	(31,348)	(21,559)	1,655,894	1,290,287	374,118
Wells, pipelines, properties, plant and equipment, net	39,477,424	—	—	—	—	—	—	—	—	—	1,344,617	802,194	1,317,055

Total assets	51,315,490	183,931	24,937	17,040	(907)	5,431	16	13,868	(31,348)	(21,559)	3,000,511	2,092,481	1,691,173

Suppliers	4,340,715	—	—	18,443	19,522	—	670	—	107,548	274,445	930,246	615,457	602,659
Taxes and duties payable	462	999	1,067	—	—	1,481	857	1,871	—	—	—	—	—
Other current liabilities	474,670	233,091	69,099	17,040	(907)	69,293	16,272	63,235	(31,348)	(21,559)	96,251	347,774	—

Total liabilities	4,815,847	234,090	70,166	35,483	18,615	70,774	17,799	65,106	76,200	252,886	1,026,497	963,231	602,659

Equity (deficit), net	46,499,643	(50,159)	(45,229)	(18,443)	(19,522)	(65,343)	(17,783)	(51,238)	(107,548)	(274,445)	1,974,014	1,129,250	1,088,514

		License contracts
As of /For the year ended December 31, 2020	Trion	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla

Sales:
Net sales	—	—	—	—	—	—	1,005,967	1,184,356	167,504
Cost of sales	9,360	32,908	89,762	100,050	106,755	92,633	606,463	674,421	189,557

Gross income (loss)	(9,360)	(32,908)	(89,762)	(100,050)	(106,755)	(92,633)	399,504	509,935	(22,053)
Other income (loss), net	—	—	—	—	—	—	—	—	—
Administrative expenses	—	—	—	—	—	—	—	—	—

Operating income (loss)	(9,360)	(32,908)	(89,762)	(100,050)	(106,755)	(92,633)	399,504	509,935	(22,053)
Taxes, duties and other	—	—	—	—	—	—	—	—	—

Net income (loss)	(9,360)	(32,908)	(89,762)	(100,050)	(106,755)	(92,633)	399,504	509,935	(22,053)

Cash and cash equivalents	—	—	—	20	20	—	146	512	—
Accounts receivable	—	(32,908)	(36,216)	—	—	(48,872)	1,892,736	1,648,777	167,505

Total current assets	—	(32,908)	(36,216)	20	20	(48,872)	1,892,882	1,649,289	167,505
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	—	1,774,845	1,345,902	97,546

Total assets	—	(32,908)	(36,216)	20	20	(48,872)	3,667,727	2,995,191	265,051

Suppliers	9,360	—	85,698	670	—	92,633	690,174	980,727	181,605
Taxes and duties payable	—	—	—	4,976	5,312	—	—	—	—
Other current liabilities	—	—	(32,152)	94,424	101,463	(48,872)	886,914	464,933	—

Total liabilities	9,360	—	53,546	100,070	106,775	43,761	1,577,088	1,445,660	181,605

Equity (deficit), net	(9,360)	(32,908)	(89,762)	(100,050)	(106,755)	(92,633)	2,090,639	1,549,531	83,446